Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents are Denominated or Linked (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Cash and Cash Equivalents are Denominated or Linked [Line Items]
Cash and cash equivalents	$ 371	$ 1,401	$ 2,094	$ 2,969
U.S. dollars [Member]
Schedule of Cash and Cash Equivalents are Denominated or Linked [Line Items]
Cash and cash equivalents	343	382
NIS (not linked to the Israeli CPI) [Member]
Schedule of Cash and Cash Equivalents are Denominated or Linked [Line Items]
Cash and cash equivalents	$ 28	$ 1,019